Sensitivity analysis - U.S. Consumer price index (Details) - U.S. Consumer Price Index BRL in Thousands	Dec. 31, 2017 BRL
Possible
Sensitivity analysis
Percentage of appreciation	25.00%
Percentage of depreciation	(25.00%)
Possible | Embedded derivative
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	BRL 118,167
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (118,167)
Remote
Sensitivity analysis
Percentage of appreciation	50.00%
Percentage of depreciation	(50.00%)
Remote | Embedded derivative
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	BRL 243,397
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (243,397)